SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation	a.Basis of presentation The Company’s consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).
Use of estimates

b.Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period.

Functional currency

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued):

c.Functional currency

The U.S. dollar (“U.S. dollar” or “$“) is the currency of the primary economic environment in which the operations of the Company is conducted. Substantial revenues and a substantial portion of the operational costs are denominated in U.S. dollars. Accordingly, the functional currency of the Company is the U.S. dollar (“primary currency”).

Transactions and balances originally denominated in U.S. dollars are presented at their original amounts. Balances in non-U.S. dollar currencies are translated into U.S. dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-U.S. dollar transactions and other items in the statements of income (indicated below), the following exchange rates are used: (i) for transactions - exchange rates at transaction dates or average exchange rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization) - historical exchange rates. Currency transaction gains and losses are presented in financial income or expenses, as appropriate.

The functional currency of each of the Subsidiaries is the U.S. dollar.

Principles of consolidation and presentation

d.Principles of consolidation and presentation

The consolidated financial statements include the accounts of the Company and its Subsidiaries. Intercompany transactions and balances are eliminated in consolidation.

Non-controlling interests in subsidiaries represent the equity in subsidiaries not attributable, directly or indirectly, to the Company. Non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Profit or loss and components of other comprehensive income are attributed to the Company and to non-controlling interests. Losses are attributed to non-controlling interests even if they result in a negative balance of non-controlling interests in the consolidated balance sheet.

The carrying amount of the redeemable non-controlling interests were based on the higher of: (a) the non-controlling interests based on the initial fair value with the addition of its share in the operating results of the relevant subsidiary net of dividend paid; or (b) the redemption value of the put option. Adjustment of the carrying amount of the redeemable non-controlling interests was charged to retained earnings.

The Company treats transactions with non-controlling interests as transactions with its equity owners. Accordingly, for purchases of shares from non-controlling interests, the difference between any consideration paid and the portion acquired of the carrying value of the net assets of the subsidiary is recorded in equity.

Gains or losses on disposals of shares to non-controlling interests were recorded in equity.

Cash and cash equivalents

e.Cash and cash equivalents

The Company considers cash equivalents to be all short-term, highly liquid investments, which include money market instruments, that are not restricted as to withdrawal or use, and short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

Short-term bank deposits

f.Short-term bank deposits

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such short-term deposits bear interest at an average annual rate of approximately 0.35%-2.90% in 2019 and 0.15%-2.35% in 2020.

Marketable securities

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued):

g.Marketable securities

AFS Securities

Marketable securities consist of government bonds and corporate debt securities (together “debt securities”) and certificates of deposit measured at fair value in each reporting period. The fair value of quoted securities is based on current market value.

Debt securities and certificates of deposit are classified as available-for-sale (together “AFS securities”). Changes in fair value, excluding credit losses and impairments, net of taxes (if applicable), are reflected in other comprehensive income or loss. Realized gains and losses on sales of marketable debt securities as well as premium or discount amortization are included in the consolidated statements of income as finance income or expense. Fair value is calculated based on publicly available market information. If the amortized cost of an investment exceeds its fair value, the Company evaluates, among other factors, general market conditions, credit quality of debt instrument issuers, and the extent to which the fair value is less than cost. To determine credit losses, the Company evaluates, among other, available quantitative and qualitative evidence. In addition, the Company considers specific adverse conditions related to the financial health of, and business outlook for, the investee. The decline in fair value below cost is recorded as an impairment charge in finance income or expense, net.

The Company classifies investments that are readily convertible to known amounts of cash and have stated maturities of three months or less from the date of purchase as cash equivalents and those with stated maturities of greater than three months as marketable securities.

The Company determines the appropriate classification of its investments in marketable securities at the time of purchase.

Equity Securities

The Company applies ASU 2016-01, “Financial Instruments - Overall (Subtopic 825‑10): Recognition and Measurement of Financial Assets and Liabilities” (“ASU 2016-01”), which relates to certain aspects of recognition, measurement, presentation, and disclosure of financial instruments.

Changes in fair value of marketable equity securities and mutual funds, are reflected in the consolidated statements of income as finance income or expense.

Other Investments

h.Other Investments

For other investments, the Company applies the measurement alternative upon the adoption of ASU 2016-01, and elected to record equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. In this measurement alternative method, changes in the carrying value of the equity investments are reflected in current earnings. Changes in the carrying value of the equity investment are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Investment in convertible debt is measured at cost, less any impairment (see also note 8).

Inventories

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued):

i.Inventories

Inventories include raw materials and finished products and are valued at the lower of cost or net realizable value.

Cost is determined as follows:

•

Raw materials: first in, first out (“FIFO”) method.

•

Finished products: using the “moving average” basis. The moving average is calculated as each additional inventory unit is purchased.

The Company regularly evaluates its ability to realize the value of inventory based on a combination of factors including the following: historical usage rates, forecasted sales or usage, estimated current and future market values and new product introductions.

Leases

j.Leases

On January 1, 2019 the Company adopted ASU No. 2016-02, Leases (Topic 842), The Company determines if an arrangement is a lease at inception. Balances related to operating leases are included in operating lease right-of-use (“ROU”) assets, other current liabilities, and operating lease liabilities in the consolidated balance sheets.

The Company also elected to combine lease and non-lease components and to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of income on a straight-line basis over the lease term.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized as of the commencement date based on the present value of lease payments over the lease term. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The discount rate for the lease is the rate implicit in the lease unless that rate cannot be readily determined. As the Company’s leases do not provide an implicit rate, the Company’s uses its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term (see also note 9).

Upon adoption, the Company elected the package of practical expedients permitted under the transition guidance, which allowed to carryforward the Company’s historical lease classification, the Company’s assessment on whether a contract was or contains a lease, and the Company’s initial direct costs for any leases that existed prior to January 1, 2019. The new standard resulted in an increase of $1,585 in operating lease ROU assets and corresponding liabilities on the Company’s consolidated balance sheet and did not have a material impact on the Company’s consolidated statement of income or consolidated statement of cash flows and did not have an impact on the comparative figures.

Property and equipment

k.Property and equipment

Property and equipment is stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computers	3 - 4 years
Molds	4 - 10 years
Equipment and furniture	10 - 17 years

Leasehold improvements are amortized on a straight-line basis over the expected lease term, which is typically shorter than the estimated useful life of the improvements.

Impairment of long-lived assets

l.Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Recoverability of long-lived assets is measured by comparing the carrying amount of the long-lived asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the sum of the expected undiscounted cash flow is less than the carrying amount of the asset, the Company recognizes an impairment loss, which is the excess of the carrying amount over the fair value of the asset, using the expected future discounted cash flows.

As of December 31, 2020, 2019 and 2018, the Company did not recognize an impairment loss on its long-lived assets.

Legal and other contingencies

m.Legal and other contingencies

Certain conditions may exist as of the date of the consolidated financial statements, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company’s management assesses such contingent liabilities, if any, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Management applies the guidance in ASC 450-20, “Loss Contingencies” when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability is recorded as accrued expenses in the Company’s consolidated financial statements.

Legal costs incurred in connection with loss contingencies are expensed as incurred.

As of December 31, 2018, the Company recorded a provision of $10,000 in relation to litigation that was resolved in January 2019 (see also note 11b).

Income taxes

n.Income taxes:

1)

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized, based on the weight of available positive and negative evidence. Deferred tax liabilities and assets are classified as non-current in accordance with ASU 2015‑17.

2)

Upon the distribution of dividends from the tax-exempt income of a Benefited Enterprise (see also note 13a(2)), the amount distributed is subject to tax at the rate that would have been applicable had the Company not been exempted from payment thereof. The tax amount will be recorded as an income tax expense in the period in which the Company declares the dividend. As to the amount of tax that would be owed if the Company distributed all of the retained earnings that would be subject to the tax exemption, see note 13a.

3)

The Company may incur an additional tax liability in the event of an inter-company dividend distribution from Foreign Subsidiaries; no additional deferred income taxes have been provided, since the Company does not expect to distribute inter-company dividends in the foreseeable future that may result in additional tax liability.

4)

Taxes that would apply in the event of disposal of investments in Subsidiaries have not been taken into account in computing the deferred income taxes, as it is the Company’s intent and ability to hold these investments.

5)

The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740‑10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit of the largest amount that is more than 50% (cumulative probability) likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits under taxes on income (tax benefit).

Share-based compensation

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued):

o.Share-based compensation

The Company grants share options to its employees, directors and non-employees in consideration for services rendered. See note 12(a)(2)for details on outstanding share capital.

The Company accounts for share-based payment awards classified as equity awards using the grant-date fair value method. The fair value at grant-date of the issued equity award is recognized as an expense on a straight-line basis over the requisite service period. The fair value of each share-based payment granted is estimated using the Binomial Model. The Company estimates forfeitures based on historical experience and anticipated future conditions at the time of grant and revises such estimates in subsequent periods if actual forfeitures differ from those estimates.

The Company elected to recognize share-based compensation cost for awards with only service conditions that have a graded vesting schedule using the straight-line method based on the multiple-option award approach. Performance-based option expenses are calculated based on the options valuation at the grant date, and recognized based on the probability of achieving those targets. The Company assess at what scale can the performance targets be reached at each balance sheet date, and expenses are recognized accordingly.

The Company applies ASU 2018-07 (Topic 718) that expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. Under the provision of the amendment, the Company measures share-based compensation to non-employees in the same manner (except for certain exceptions) as share-based compensation to employees.

Revenue recognition

p.Revenue recognition

The Company applies ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps:

(i)

Identify the contract(s) with a customer;

(ii)

Identify the performance obligations in the contract. The Company determined that its arrangements are generally comprised of the following elements that are recognized as separate performance obligations: products, consumables and extended warranties;

(iii)

Determine the transaction price;

(iv)

Allocate the transaction price to the performance obligations in the contract;

The Company estimates the standalone selling prices of the services to be provided based on actual sales transactions of service contract purchased on a standalone basis and uses the residual approach to estimate the selling price of the products; and

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued):

(v)	Recognize revenue when (or as) the performance obligation is satisfied.

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer, after considering any price concession expected to be provided to the customer, when applicable. At contract inception, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

The Company uses the following practical expedients that are permitted under the rules:

•

The Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that the Company otherwise would have recognized is one year or less. These costs are included in sales and marketing expenses.

•

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

The following is a description of the principal activities from which the Company generates its revenue.

Product Revenue, Net

Revenues from product sales are recognized when the customer obtains control over the Company’s product, typically upon shipment to the customer. Taxes collected from customers relating to product sales and remitted to governmental authorities are excluded from revenues.

Payment terms and conditions vary by customer. The Company’s standard terms for end users usually require of payment upon delivery and for distributors require a down payment and payments made within several month from the invoice date.

The Company may enter into installment sales contracts with end users in North America that provide them with long-term (generally up to 60 months) financing for the purchase of the Company’s products. The interest rate used in these contracts reflects the credit characteristics of the party receiving financing in the contract, as well as any collateral or security provided by the customer. Interest income on these receivables is recognized as finance income and earned over the terms of the contract.

Variable consideration includes price concessions related to installment sales contracts and other price concessions related to COVID-19 (see also note 3). The Company estimates variable consideration using the most likely method. Amounts included in the transaction price are recognized only when it is probable that a significant reversal of cumulative revenues will not occur.

The Company does not grant a right of return, refund, cancelation or termination. From time to time, the Company participates in its customers' marketing activities and deducts such amounts from revenue.

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued):

Service Revenue

The Company also generates revenues from long-term maintenance contracts (“Extended Warranty”). Revenue from Extended Warranty is recognized ratably, on a straight-line basis, over the period of the applicable service contract. These maintenance agreements are included in contract liabilities. Revenue from repairs performed in the absence of Extended Warranty is recognized when the related services are performed.

The Company classifies the portion of contract liabilities not expected to be earned in the subsequent 12 months as long-term.

Allowance for doubtful accounts

q.Allowance for doubtful accounts and financial instruments - credit loss

The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of customers to make required payments. The Company reviews the accounts receivable on a periodic basis and records an allowance when there is doubt as to the collectability of individual balances during the period in which such loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Doubtful account balances are written off and deducted from the allowance when the receivable is deemed uncollectible, after all collection efforts have been exhausted and the potential for recovery is considered remote.

Starting from January 1, 2020, the Company applies ASU 2016-13 “Financial Instruments Credit Losses Measurement of Credit Losses on Financial Instruments” (“the Standard”).

The Company uses the Standard as part of the allowance for doubtful accounts estimated losses which takes into account a broader range of reasonable and supportable information to inform credit loss estimates. This information includes among other the historic experience, the extent and amount of the account and geographical characteristics of the account.

The adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.

Warranty reserve

r.Warranty reserve

The Company provides a one-year standard warranty for its products. The Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company’s warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

The following table sets forth activity in the Company’s accrued warranty account for each of the years ended December 31, 2020, 2019 and 2018, respectively:

	2020	2019	2018
Balance at beginning of year	472	706	380
Cost incurred	(1,127)	(756)	(1,009)
Expense recognized	1,360	522	1,335
Balance at end of year	705	472	706

Cost of revenues

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued):

s.Cost of revenues

Cost of revenue consists of products purchased from turnkey sub-contractors which are responsible for the production of most of the Company’s products under the Company’s directions and supervision, raw materials for in-house assembly line, shipping and handling costs to customers and to subsidiaries, salary, employee-related expenses and overhead expenses of internal assembly line and service costs associate with warranty.

Research and development costs

t.Research and development costs

Research and development costs are expensed as incurred and includes salaries and employee-related expenses, overhead expenses, material and third-party contractor’s charges related to product development, regulatory affairs and clinical studies.

Net income per share

u.Net income per share

Basic earnings per share are computed by dividing net income attributed to InMode Ltd. shareholders by the weighted average number of the Company’s ordinary shares, par value NIS 0.01 per share, outstanding for each period.

For the diluted earnings per share calculation, the weighted average number of shares outstanding during the year is adjusted for the average number of shares that are potentially issuable in connection with employee share-based payment, using the treasury stock method.

The Company deducted the accretion of the redeemable non-controlling interest in computing the basic and diluted earnings per share.

Fair value measurement

v.Fair value measurement

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions.

The fair value of the financial instruments included in the working capital of the Company is usually identical or close to their carrying value.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1 - Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2 - Observable prices that are based on identical or similar instruments not quoted on active markets, but corroborated by observable market data, or quoted prices for similar instruments in active markets.

Level 3 - Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

The Company maintains policies and procedures to determine the fair value of financial assets and liabilities using what it considers to be the most relevant and reliable market data available.

Segments

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued):

w.Segments

The Company operates in one segment. Management does not segregate its business for internal reporting. The Company’s chief operating decision-maker evaluates the performance of its business based on financial data consistent with the presentation in the accompanying financial statements. The Company concluded that its unified business is conducted globally and accordingly represents one operating segment.

Entity-wide disclosures on revenue and long-lived assets are presented in note 14.

Employee severance benefits

x.Employee severance benefits

The Company is required to make severance payments upon dismissal of an employee or upon termination of employment in certain circumstances.

In accordance with the current employment terms with all of its employees (Section 14 of the Israeli Severance Pay Law, 1963) located in Israel, the Company makes regular deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee’s full retirement benefit obligation. The Company is relieved from any severance pay liability with respect to each such employee after it makes the payments on behalf of the employee. The liability accrued in respect of these employees and the amounts funded, as of the respective agreement dates, are not reflected on the Company’s consolidated balance sheet, as the amounts funded are not under the control and management of the Company and the pension or severance pay risks have been irrevocably transferred to the applicable insurance companies.

The amounts of severance payment expenses were $329, $242 and $174 and for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company expects to contribute approximately $337 in the year ending December 31, 2021 to insurance companies in connection with its expected severance liabilities for the year.

Offering costs	y.Offering costs Deferred offering costs relating to the IPO, were capitalized and offset against proceeds upon the consummation of IPO in shareholders’ equity.
Treasury Shares	z.Treasury Shares Treasury shares are presented as a reduction of equity, at their cost to the Company.
Newly issued and recently adopted accounting pronouncements

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued):

aa.Newly issued and recently adopted accounting pronouncements

Recently adopted accounting pronouncements:

1)In June 2016, the FASB issued ASU 2016-13 “Financial Instruments Credit Losses Measurement of Credit Losses on Financial Instruments”. This guidance replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance became effective for the fiscal year beginning on January 1, 2020, including interim periods within that year. This guidance did not have significant impact on the Company’s financial statements.

Recently issued Accounting Pronouncements, not yet adopted

2)In December 2019, the FASB issued a new standard to simplify the accounting for income taxes. The guidance eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences related to changes in ownership of equity method investments and foreign subsidiaries. The standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020., with early adoption permitted. The Company does not expect that this standard will have material impact on the consolidated financial statements.